Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2016	2017	2018
Time charter revenues	81,621,851	96,339,915	104,099,818
Time charter revenues – related party	7,592,784	1,973,643	—
Bareboat revenues	29,422,512	27,647,268	24,646,311
Voyage charter revenues	23,210,618	26,924,708	34,266,082
Other income	2,284,418	1,426,387	1,317,991

Total	144,132,183	154,311,921	164,330,202